Segment Information	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Segment Information
Note 3: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products powered by emerging technologies, including generative AI, focusing on intuitive legal research and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven technologies, including generative AI, providing integrated workflow solutions designed to help our customers digitally transform and achieve their business outcomes.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, audit, and accounting professionals’ firms (other than the seven largest, which are served by the Corporates segment) with research and automated workflow products powered by emerging technologies, including generative AI.

Reuters News
The Reuters News segment supplies business, financial and global news to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial market professionals exclusively via London Stock Exchange Group (“LSEG”) products.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Revenues
Legal Professionals	727	705	1,448	1,419
Corporates	442	392	949	827
Tax & Accounting Professionals	250	229	578	511
Reuters News	205	194	415	369
Global Print	123	133	247	271
Eliminations/Rounding	(7)	(6)	(12)	(12)
Revenues	1,740	1,647	3,625	3,385

Adjusted EBITDA
Legal Professionals	327	345	669	663
Corporates	163	163	356	317
Tax & Accounting Professionals	91	89	272	238
Reuters News	51	45	111	74
Global Print	43	53	90	103
Total reportable segments adjusted EBITDA	675	695	1,498	1,395
Corporate costs	(29)	(33)	(46)	(56)
Fair value adjustments (1)	4	(5)	2	(18)
Depreciation	(29)	(29)	(57)	(59)
Amortization of computer software	(154)	(127)	(307)	(245)
Amortization of other identifiable intangible assets	(23)	(23)	(48)	(48)
Other operating (losses) gains, net	(29)	347	(70)	364
Operating profit	415	825	972	1,333
Net interest expense	(36)	(34)	(76)	(89)
Other finance income (costs)	2	(102)	24	(192)
Share of post-tax earnings in equity method investments	61	419	53	989
Tax benefit (expense)	402	(219)	335	(415)
Earnings from continuing operations	844	889	1,308	1,626

(1)	Includes acquired deferred revenue of $2 million (2023 – $4 million) and $6 million (2023 – $13 million) in the three and six months ended June 30, 2024, respectively.
Reuters News revenues included $7 million (2023 – $6 million) and $12 million (2023 – $12 million) in the three and six months ended June 30, 2024, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax & Accounting Professionals segments.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Segment Adjusted EBITDA

●
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of computer software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue.

●	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.
●
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.